DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2025
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Derivative liability, measurement input	0
Measurement Input, Expected Dividend Rate [Member] | Initial Derivative Liability [Member]
Business Combination [Line Items]
Derivative liability, measurement input	0
Measurement Input Rate Volatility [Member]
Business Combination [Line Items]
Derivative liability, measurement input	159.02
Measurement Input Rate Volatility [Member] | Initial Derivative Liability [Member]
Business Combination [Line Items]
Derivative liability, measurement input	141.83
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Derivative liability, measurement input	4.52
Measurement Input, Risk Free Interest Rate [Member] | Initial Derivative Liability [Member]
Business Combination [Line Items]
Derivative liability, measurement input	4.46
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Derivative liability, expected life	5 years
Measurement Input, Expected Term [Member] | Initial Derivative Liability [Member]
Business Combination [Line Items]
Derivative liability, expected life	5 years